Earnings per share - basic and diluted (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of earnings per share - basic and diluted

For the years ended December 31	2025		2024
	Basic	Diluted	Basic	Diluted
Net earnings (loss)	$240,005	$240,005	$(23,084)	$(23,084)
Weighted average shares outstanding	203,618,559	204,071,985	201,304,234	201,304,234
Earnings (loss) per share	$1.18	$1.18	$(0.11)	$(0.11)